Unaudited Consolidated Statements of Operations - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Operating revenues
Dayrate revenue	$ 49.4	$ 71.7	$ 96.8	$ 165.0
Related party revenue	5.4	12.3	6.4	23.1
Total operating revenues	54.8	84.0	103.2	188.1
Gain on disposal	0.8	12.8	0.7	13.1
Operating expenses
Rig operating and maintenance expenses	(47.4)	(82.7)	(96.2)	(153.1)
Depreciation of non-current assets	(26.4)	(27.5)	(54.8)	(59.9)
Impairment of non-current assets	0.0	(57.9)	0.0	(76.3)
General and administrative expenses	(7.8)	(19.9)	(19.5)	(29.9)
Total operating expenses	(81.6)	(188.0)	(170.5)	(319.2)
Operating loss	(26.0)	(91.2)	(66.6)	(118.0)
(Loss) / income from equity method investments	(5.7)	11.3	10.3	8.5
Financial income (expenses), net
Interest income	0.0	0.0	0.0	0.2
Interest expense, net of amounts capitalized	(23.9)	(20.6)	(45.7)	(42.2)
Other financial expenses, net	(5.3)	(5.7)	(11.0)	(35.5)
Total financial expenses, net	(29.2)	(26.3)	(56.7)	(77.5)
Loss before income taxes	(60.9)	(106.2)	(113.0)	(187.0)
Income tax credit/(expense)	1.0	(3.4)	(1.3)	(9.6)
Net loss attributable to shareholders of Borr Drilling Limited	(59.9)	(109.6)	(114.3)	(196.6)
Total comprehensive loss attributable to shareholders of Borr Drilling Limited	$ (59.9)	$ (109.6)	$ (114.3)	$ (196.6)
Earnings Per Share [Abstract]
Basic loss per share (in dollars per share)	$ (0.22)	$ (0.83)	$ (0.43)	$ (1.62)
Diluted loss per share (in dollars per share)	$ (0.22)	$ (0.83)	$ (0.43)	$ (1.62)
Weighted-average shares outstanding, basic (in shares)	274,436,351	131,612,941	266,363,553	121,215,646
Weighted-average shares outstanding, diluted (in shares)	274,436,351	131,612,941	266,363,553	121,215,646